S000003998 [Member] Investment Objectives and Goals - Putnam Sustainable Retirement 2040 Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Putnam Retirement Advantage Plus 2040 Fund (formerly, Putnam Sustainable Retirement 2040 Fund)
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.